[LETTERHEAD]
March 4, 2010
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:     Transamerica Funds (the “Trust”) (033-02659; 811-04556)
Dear Sir or Madam:
     On behalf of the Trust, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Statement of Additional Information for the Trust dated March 1, 2010, otherwise required to be filed under paragraph (c) of Rule 497, would not have differed from the form of Statement of Additional Information contained in the Form N-1A registration statement for the Trust (Post-Effective Amendment No. 108) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on February 26, 2010 via EDGAR (Accession Number 0000930413-10-001080).
     Any comments or questions on this filing should be directed to the undersigned at (727) 299-1803.

Very truly yours,
/s/ Margaret A. Cullem-Fiore
Margaret A. Cullem-Fiore
Vice President and Senior Counsel Transamerica Asset Management, Inc.